Government Grants - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Government Grants [Abstract]
Government Grants	$ 75,164.3	$ 47,545.9	$ 7,051.4
Eligible percentage to apply for government grants	25.00%